Other Intangible Assets - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization period activated developed technology	12 years
Amortization	€ 105,500,000	€ 63,500,000	€ 51,200,000
Indefinite-lived other intangible assets	0	0	139,400,000
Impairment of Intangible Assets (Excluding Goodwill)	100,000	0	0
Other intangible assets not yet available for use	6,000,000	0
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	2,100,000	3,100,000
Impairment of Intangible Assets (Excluding Goodwill)	0
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	99,700,000	59,500,000	49,100,000
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	2,100,000	2,500,000	2,100,000
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 3,700,000	€ 1,500,000	€ 0